Long Term Debt - Estimated Repayments of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 50,110
2015	43,761
2016	272,495
Estimated repayments of long term debt	$ 366,366